Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating
Net earnings	$ 32,799	$ 271,650
Adjustments:
Accretion	32,667	31,219
Depletion and depreciation	675,177	609,056
Impairment loss	46,056	0
Gain on business combinations	0	(128,208)
Unrealized loss (gain) on derivative instruments	57,427	(109,326)
Equity based compensation	64,233	60,746
Unrealized foreign exchange (gain) loss	(57,225)	63,243
Unrealized other expense	825	801
Deferred taxes	56,096	39,471
Asset retirement obligations settled	(19,442)	(15,765)
Changes in non-cash operating working capital	(65,148)	(6,876)
Cash flows from operating activities	823,465	816,011
Investing
Drilling and development	(486,677)	(503,842)
Exploration and evaluation	(36,487)	(14,372)
Acquisitions	(38,472)	(276,308)
Changes in non-cash investing working capital	(57,072)	55,491
Cash flows used in investing activities	(618,708)	(739,031)
Financing
Borrowings on the revolving credit facility	214,895	251,155
Payments on lease obligations	(26,354)	(18,884)
Cash dividends	(391,549)	(330,194)
Cash flows used in financing activities	(203,008)	(97,923)
Foreign exchange gain on cash held in foreign currencies	470	1,191
Net change in cash and cash equivalents	2,219	(19,752)
Cash and cash equivalents, beginning of year	26,809	46,561
Cash and cash equivalents, end of year	29,028	26,809
Supplementary information for cash flows from operating activities
Interest paid	73,783	70,049
Income taxes paid	$ 84,224	$ 45,228